SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

        During the first quarter of 2013, the Group drew down an aggregate principal amount of $10,000,000 from a revolving credit line with an overseas commercial bank. The loan is guaranteed by Bona International, with annual interest rate of 3.5%, and will be due on November 20, 2015.